Document And Entity Information	May 30, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Entity File Number	1-12235
Entity Registrant Name	TRIUMPH GROUP, INC.
Entity Central Index Key	0001021162
Entity Tax Identification Number	51-0347963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 E Lancaster Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	251-1000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	TGI
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Purchase Rights
Security Exchange Name	NYSE